Consolidated statement of financial position - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property and equipment	₽ 1,074	₽ 724
Goodwill and other intangible assets	10,846	10,807
Investments in associates	812
Investments in joint ventures	836	832
Long-term debt instruments	497	1,100
Long-term loans	230	164
Other non-current assets	110	64
Deferred tax assets	157	245
Total non-current assets	14,562	13,936
Current assets
Trade and other receivables	8,042	9,648
Short-term loans	6,890	1,691
Short-term debt instruments	1,432	704
Prepaid income tax	112	187
Other current assets	929	458
Cash and cash equivalents	40,966	18,406
Total current assets	58,371	31,094
Assets of disposal group classified as held for sale	90	29
Total assets	73,023	45,059
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserve	2,097	1,462
Retained earnings	9,091	5,715
Translation reserve	513	(2)
Total equity attributable to equity holders of the parent	25,646	21,120
Non-controlling interests	60	37
Total equity	25,706	21,157
Non-current liabilities
Long-term Customer accounts	237
Other non-current liabilities	1	10
Deferred tax liabilities	743	826
Total non-current liabilities	981	836
Current liabilities
Trade and other payables	27,499	19,599
Customer accounts and amounts due to banks	17,868	3,182
VAT and other taxes payable	428	198
Income tax payable	10	32
Other current liabilities	531	51
Total current liabilities	46,336	23,062
Liabilities directly associated with the assets of a disposal group classified as held for sale		4
Total equity and liabilities	₽ 73,023	₽ 45,059